Shareholder Report, Line Graph (Details) 1014013_Franklin U.S. Equity Index ETF_Single Class_TSR Annual {Single Class} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Jun. 01, 2016	Mar. 31, 2026
Franklin U.S. Equity Index ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Franklin U.S. Equity Index ETF (NAV)
Accumulated Value	$ 23,964	$ 22,169	$ 17,009	$ 18,615	$ 17,078	$ 11,815	$ 13,205	$ 12,517	$ 10,995	$ 10,000	$ 28,152
Morningstar US Target Market Exposure Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Morningstar US Target Market Exposure Index
Linked Morningstar US Target Market Exposure Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Linked Morningstar US Target Market Exposure Index
Accumulated Value	$ 23,661	$ 21,880	$ 16,788	$ 18,360	$ 16,837	$ 11,661	$ 13,027	$ 12,351	$ 10,838	$ 10,000	$ 27,809